Investments in Insurance Contracts	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments in Insurance Contracts

Note 3 - Investments in Insurance Contracts

During the years ended December 31, 2025 and 2024, the Plan maintained a GIC investment option, the MassMutual SAGIC Diversified II Account with Matrix Trust (“Investment Contract”) which is considered a traditional investment contract. The underlying investment options of this contract is considered to be fully benefit-responsive as described in FASB ASC Topic 962 (“ASC 962”), Plan-Accounting-Defined Contribution Pension Plans, and therefore are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses.

The contract issuer is contractually obligated to repay the principal and interest at a specified interest rate that is guaranteed by the Plan. The crediting rate is based on a formula established by the contract issuer but may not be less than 1%. The crediting rate is reviewed on a quarterly basis for resetting.

The determination of credited interest rates, as determined by the service provider, reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. A market value adjustment may apply to amounts withdrawn at the request of the contract holder.

The underlying contract has no restrictions on the use of Plan assets and there are no valuation reserves recorded to adjust contract amounts.

Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (i) amendments to the Plan documents (including complete or partial plan termination or merger with another plan); (ii) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions; or (iii) the failure of the trust to qualify for exemption from federal income taxes or any required

Note 3 - Investments in Insurance Contracts - (Continued)

prohibited transaction exemption under ERISA. The Plan Administrator does not believe that the occurrence of any such value event, which would limit the Plan’s ability to transact at contract value with participants, is probable.

The Investment Contract does not permit the Custodian to terminate the agreement prior to the scheduled maturity date.